Annual Total Returns- Vanguard Total International Bond Index Fund (Investor) [BarChart] - Investor - Vanguard Total International Bond Index Fund - Investor Shares	2014	2015	2016	2017	2018	2019	2020
Total	8.83%	1.04%	4.67%	2.41%	2.91%	7.76%	4.56%